Deposits - Summary of Contractual Maturities of Term Deposit Liabilities (Detail) - CAD ($) $ in Millions	Jul. 31, 2025	Oct. 31, 2024
Disclosure of deposits [line items]
Term deposit liabilities	$ 765,119	$ 740,556
Less than 3 months [member]
Disclosure of deposits [line items]
Term deposit liabilities	217,276	207,698
3 to 6 months [member]
Disclosure of deposits [line items]
Term deposit liabilities	112,849	94,585
6 to 12 months [member]
Disclosure of deposits [line items]
Term deposit liabilities	165,608	173,603
1 to 2 years [member]
Disclosure of deposits [line items]
Term deposit liabilities	85,660	79,777
2 to 3 years [member]
Disclosure of deposits [line items]
Term deposit liabilities	60,223	61,175
3 to 4 years [member]
Disclosure of deposits [line items]
Term deposit liabilities	36,863	45,767
4 to 5 years [member]
Disclosure of deposits [line items]
Term deposit liabilities	16,387	20,692
Over 5 years [member]
Disclosure of deposits [line items]
Term deposit liabilities	$ 70,253	$ 57,259